Expense Example - FidelityStockSelectorAllCapFund-RetailPRO - FidelityStockSelectorAllCapFund-RetailPRO - Fidelity Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822